                                                                                                                   March 8, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Wells Fargo Variable Trust
           Registration Statement on Form N-14
           File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Variable Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Evergreen VA Core Bond Fund, a series of Evergreen Variable Annuity Trust, by and in exchange for shares of Wells Fargo Advantage VT Total Return Bond Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen VA Omega Fund, a series of Evergreen Variable Annuity Trust, and Wells Fargo Advantage VT Large Company Growth Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage VT Omega Growth Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund ), a series of the Trust;

-- Evergreen VA Fundamental Large Cap Fund, a series of Evergreen Variable Annuity Trust, and Wells Fargo Advantage VT Large Company Core Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage VT Core Equity Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund ), a series of the Trust;

-- Evergreen VA Special Values Fund, a series of Evergreen Variable Annuity Trust, by and in exchange for shares of Wells Fargo Advantage VT Small/Mid Cap Value Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen VA Growth Fund, a series of Evergreen Variable Annuity Trust, by and in exchange for shares of Wells Fargo Advantage VT Small Cap Growth Fund (an “Acquiring Fund”), a series of the Trust;

-- Evergreen VA International Equity Fund, a series of Evergreen Variable Annuity Trust, by and in exchange for shares of Wells Fargo Advantage VT International Core Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage VT C&B Large Company Core Fund, a series of the Trust, and Wells Fargo Advantage VT Equity Income Fund, both series of the Trust, by and in exchange for shares of Wells Fargo Advantage VT Intrinsic Value Fund (an “Acquiring Fund,” that will be created in order to receive the assets and liabilities of Wells Fargo Advantage VT C&B Large Company Core Fund and Wells Fargo Advantage VT Equity Income Fund), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Evergreen VA Core Bond Fund, Evergreen VA Omega Fund, Wells Fargo Advantage VT Large Company Growth Fund, Evergreen VA Fundamental Large Cap Fund, Wells Fargo Advantage VT Large Company Core Fund, Evergreen VA Special Values Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Wells Fargo Advantage VT C&B Large Company Core Fund and Wells Fargo Advantage VT Equity Income Fund, (the “Target Funds”), at which shareholders of the Target Funds will be asked to vote on the proposed acquisition of their fund by the respective Acquiring Funds listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of April 9, 2010 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3662.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.